NOTE 32. PARENT ENTITY INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2021
Note 32. Parent Entity Information
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	Company
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Loss after income tax	9,287,226	2,097,600	1,635,241
Other comprehensive income	-	-	-
Total comprehensive loss	9,287,226	2,097,600	1,635,241

Statement of Financial Position

Statement of Financial Position

	Company
	December 31, 2021	December 31, 2020
	A$	A$
Total non-current assets	1,245	2,382
Total current assets	39,664,914	28,456,242
Total assets	39,666,159	28,458,624
Total current liabilities	6,064,179	5,931,676
Total liabilities	6,064,179	5,931,676
Total assets less liabilities	33,601,980	22,526,948

Equity
Issued capital	48,144,406	32,089,997
Accumulated losses	(14,542,426)	(9,563,049)
Total equity	33,601,980	22,526,948